Profit appropriation and restricted net assets - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	¥ 326,647		¥ 342,951	$ 50,061
Time deposits	477,408		144,093	73,166
Prepaid expenses and other current assets	302,057		250,215	46,292
Time deposits	414,000		113,415	63,448
Other non-current assets	23,896		6,447	3,662
Accrued expenses and other current liabilities	237,101		166,955	36,337
Taxes payable	19,288		21,661	2,956
Total current liabilities	3,018,114		2,418,552	462,546
Liabilities, Noncurrent	58,372		29,923	8,946
Total liabilities	3,076,486		2,448,475	471,492
Ordinary shares	213		205	33
Treasury stock	23,109		6,011	3,542
Additional paid-in capital	1,199,014		1,128,079	183,757
Accumulated other comprehensive income	8,884		29,971	1,361
Accumulated deficit	(2,051,940)		(2,198,902)	(314,474)
Total shareholders' deficit	(866,938)		(1,046,658)	(132,865)	¥ (962,649)	¥ (668,391)
Total liabilities and shareholders' deficit	2,209,548		1,401,817	338,627
Condensed
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	15,077		6,967	2,311
Time deposits	153,614		48,748	23,542
Prepaid expenses and other current assets	8,684		3,343	1,331
Amounts due from inter-company entities	466,649		498,925	71,517
Current assets	644,024		557,983	98,701
Time deposits	2,000		113,415	307
Other non-current assets	486			74
Noncurrent assets including intercompany	2,486		113,415	381
Total assets	646,510		671,398	99,082
Accrued expenses and other current liabilities	6,533		7,585	1,001
Amounts due to inter-company entities	14,029		13,828	2,150
Taxes payable	548		91	84
Total current liabilities	21,110		21,504	3,235
Deficit of investments in subsidiaries and VIEs	1,492,338	$ 228,712	1,696,552
Liabilities, Noncurrent	1,492,338		1,696,552	228,712
Total liabilities	1,513,448		1,718,056	231,947
Ordinary shares	213		205	33
Treasury stock	(23,109)		(6,011)	(3,542)
Additional paid-in capital	1,199,014		1,128,079	183,757
Accumulated other comprehensive income	8,884		29,971	1,361
Accumulated deficit	(2,051,940)		(2,198,902)	(314,474)
Total shareholders' deficit	(866,938)		(1,046,658)	(132,865)
Total liabilities and shareholders' deficit	¥ 646,510		¥ 671,398	$ 99,082